Basis of measurement (Tables)	12 Months Ended
Dec. 31, 2022
Basis of measurement
Schedule of financial information for NCI that are material to the Group

Set out below is summarized financial information for NCI that are material to the Group for December 31, 2022:

			Ambipar
			Response	Ambipar Flyone
	Ambipar	Lacerda & Lacerda	Dracares	Serviço Aereo		Ambipar	JM
	Response	Serv.de Transp. e	Apoio	Especializado,		Response	Serviços
	Espírito Santo	Emergências	Marítimo e	Comércio e	RG Response	Tank	Integrados
Summarized statement of financial position	S.A. (*)	Ambientais Ltda	Portuario S/A.	Serviço	S.A.	Cleaning S/A	S.A.	Total
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2022	2022	2022	2022	2022	2022	2022

Current assets	37,967	19,421	10,968	23,371	3,513	63,651	12,589	171,480
Current liabilities	(32,826)	(8,430)	(9,404)	(26,520)	(1,529)	(26,424)	(6,040)	(111,173)
Current net assets	5,141	10,991	1,564	(3,149)	1,984	37,227	6,549	60,307

Non-current assets	88,305	205	44,116	78,623	4,724	22,490	16,474	254,937
Non-current liabilities	(52,825)	(7,731)	(6,135)	(28,649)	(1,703)	(750)	(18,143)	(115,936)
Non-current net assets	35,480	(7,526)	37,981	49,974	3,021	21,740	(1,669)	139,001

Net assets	40,621	3,465	39,545	46,825	5,005	58,967	4,880	199,308

Net assets controlling	40,621	3,465	39,545	46,825	5,005	58,967	4,880	199,308
Net assets non-controlling	1,346	—	—	—	—	—	—	1,346

Accumulated NCI								11,924
Others adjustment from non-controlling	2,915	352	19,377	22,944	2,124	22,130	(32)	69,810
Accumulated NCI adjusted								81,734

	Ambipar		Ambipar	Ambipar Flyone
	Response	Lacerda & Lacerda	Response	Serviço Aereo		Ambipar	JM
	Espírito	Serv.de Transp. e	Dracares Apoio	Especializado,		Response	Serviços
	Santo S.A.	Emergência	Marítimo e	Comércio e	RG Response	Tank	Integrados
Summarized statement of financial position	(*)	Ambientais Ltda	Portuario S/A.	Serviço	S.A.	Cleaning S/A	S.A.	Total

Revenue	102,666	3,201	61,430	55,900	9,314	60,484	20,432	313,427
Cost of services rendered	(69,318)	(1,490)	(39,294)	(30,427)	(5,811)	(20,374)	(13,113)	(179,827)
Gross profit	33,348	1,711	22,136	25,473	3,503	40,110	7,319	133,600

Selling, general and administrative expenses	(13,788)	(371)	(4,349)	(15,280)	(1,307)	(2,830)	(3,764)	(41,689)
Other expense	(258)	—	92	(112)	(41)	10,259	(38)	9,902
Operating expenses	(14,046)	(371)	(4,257)	(15,392)	(1,348)	7,429	(3,802)	(31,787)
Operating profit	19,302	1,340	17,879	10,081	2,155	47,539	3,517	101,813

Finance costs	(5,456)	(53)	(1,190)	(5,572)	(68)	(334)	(2,699)	(15,372)
Finance income	1,688	1	104	372	2	305	25	2,498

Net finance costs	(3,768)	(52)	(1,086)	(5,200)	(66)	(29)	(2,674)	(12,874)

Profit before tax	15,534	1,288	16,793	4,881	2,089	47,510	843	88,939
Income tax and social contribution	(5,879)	(502)	(6,315)	(2,131)	(493)	(4,451)	(949)	(20,720)
Profit for the year	9,655	786	10,478	2,750	1,596	43,059	(106)	68,219

Profit for the year controlling	6,635	550	5,371	1,403	935	27,017	(74)	41,838
Profit for the year non-controlling	3,020	236	5,107	1,347	661	16,042	(32)	26,381
Interest attributable to non-controlling shareholders	30.00%	30.00%	49.00%	49.00%	49.00%	49.00%	30.00%

(*)The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.2.

Schedule of interest rate risk
◾	December 31, 2022

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote
CDI - Interest earning bank deposits	64,158	8,758	10,948	13,137
CDI - Loans and Financing	(717,418)	(97,928)	(122,410)	(146,892)
CDI - Debentures	(600,720)	(81,998)	(102,498)	(122,997)
Net exposure	(1,253,980)	(171,168)	(213,960)	(256,752)

◾	December 31, 2021

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote
CDI - Interest earning bank deposits	61,461	5,685	7,106	8,528
CDI - Loans and Financing	(155,304)	(14,366)	(17,958)	(21,549)
Net exposure	(93,843)	(8,681)	(10,852)	(13,021)

Schedule of non-derivative financial liabilities per maturity intervals, corresponding to balance sheets' remaining period until contract maturity date

	<1 year	1-2 years	2-5 years	>5 years	Total
December 31, 2022
Loans and financing	67,656	113,529	536,233	—	717,418
Loans and financing (interest)	9,682	16,246	76,735	—	102,663
Debentures	84,187	169,806	346,727	—	600,720
Lease liabilities	16,700	24,385	11,240	—	52,325
Suppliers and other accounts payable	182,956	4,305	—	—	187,261
	361,181	328,271	970,935	—	1,660,387
December 31, 2021
Loans and financing	60,755	33,264	61,285	—	155,304
Loans and financing (interest)	5,972	3,270	6,024	—	15,266
Lease liabilities	12,252	8,621	15,740	—	36,613
Suppliers and other accounts payable	39,573	—	—	—	39,573
	118,552	45,155	83,049	—	246,756
(*)	In order, the amounts above refers to agreement nominal amount, however, they not represent of Financial and accounting position as financial statement.

Schedule of financial leverage ratio

The financial leverage ratio on December 31, 2022 and December 31, 2021 can be summarized as follows:

	December 31,	December 31,
Consolidated financial information	2022	2021
Loans and financing and debentures	764,477	186,971
Less: cash and cash equivalents	(271,607)	(118,918)
Net bank loans and financing	492,870	68,053
Total shareholders’ equity	447,088	337,918
Total capital	939,958	405,971
Leverage ratio	52.4%	16.8%